Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
REVENUES	$ 1,714,256	$ 1,129,491	$ 5,395,232	$ 3,173,127	$ 5,315,664
COST OF SALES	1,226,090	591,907	3,618,231	1,344,210	2,838,277
GROSS PROFIT	515,166	537,584	1,777,001	1,828,917	2,477,387
OPERATING EXPENSES
Depreciation and amortization	614,272	229,369	1,861,522	505,118	1,209,769
General and administrative	2,478,668	2,189,080	6,862,379	4,819,334	14,434,071	2,202,320
Total Operating Expenses	3,092,940	2,418,449	8,723,901	5,324,452	15,643,840	2,202,320
LOSS FROM OPERATIONS	(2,348,226)	(707,327)	(4,369,126)	(1,614,670)	(13,166,453)	(2,202,320)
OTHER INCOME (EXPENSE)
Change in fair value of warrant liability	975,263	(697,746)	1,344,679	(633,547)	(749,166)	(483,441)
Interest income		1		957	957	15,311
Interest expense	(31,138)	(19,885)	(74,984)	(48,969)	(49,324)
Liquidated damages expense					(55,000)
Total Other Income (Expense)	944,125	(717,630)	1,269,695	(681,559)	(852,533)	(468,130)
LOSS BEFORE INCOME TAXES	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(2,670,450)
INCOME TAX EXPENSE						(12,781)
LOSS FROM CONTINUING OPERATIONS	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(2,683,231)
GAIN ON DISPOSAL OF DISCONTINUED OPERATIONS, net of income taxes of $0						66,292
LOSS FROM DISCONTINUED OPERATIONS, net of income taxes of $0						(970,614)
NET LOSS	(1,633,649)	(2,598,495)	(5,677,205)	(4,177,094)	(14,018,986)	(3,587,553)
PREFERRED DIVIDENDS	(243,821)		(481,948)		(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,877,470)	$ (2,598,495)	$ (6,159,153)	$ (4,177,094)	$ (14,108,343)	$ (3,587,553)
BASIC AND DILUTED LOSS PER SHARE
Continuing Operations	$ (0.09)	$ (0.17)	$ (0.30)	$ (0.30)	$ (0.93)	$ (0.18)
Discontinued Operations						$ (0.06)
Net Loss per share	$ (0.09)	$ (0.17)	$ (0.30)	$ (0.30)	$ (0.93)	$ (0.24)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	19,014,439	14,986,329	18,688,056	14,053,860	15,109,401	15,201,303